Fees Summary	May 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,695,102,123.40
Previously Paid Amount	0.00
Total Fee Amount	259,520.14
Total Offset Amount	0.00
Net Fee	$ 259,520.14